Disclosures on Individual Items of the Financial Statements	12 Months Ended
Dec. 31, 2021
Disclosures On Individual Items Of The Financial Statements [Abstract]
Disclosures on Individual Items of the financial statements
4	Disclosures on Individual Items of the financial statements

4.1	Statements of comprehensive income

4.1.1	Revenue from contracts with customers

ADSE develops, produces, and distributes battery storage solutions for different areas of applications (“multi-use-case”). The product portfolio ranges from the field “residential” which includes small storage solutions, to the field “industrial” including power ranges up to multiple MW/MWh, as well as to the field “charging” which provides charging solutions for the expansion of the eMobility infrastructure at power-limited network points. Additionally, ADSE provides it customers with software solutions regarding intelligent controlling and monitoring of battery storage solutions. Other revenues include for example separately acquirable service contracts or maintenance services.

72,1% of revenues are generated in Germany. The following table presents the revenue from contracts with customers disaggregated by geographical region based on the customer’s country of domicile (2020: 99.2%, 2019: 97.0%):

Revenue by region
kEUR	2021	2020	2019
Germany	23,809	46,979	18,451
Spain	3,371	17	0
Ireland	1,944	0	0
Switzerland	1,186	222	434
Austria	750	4	73
United States of America	0	29	78
Other European countries	1,973	118	50
Total	33,035	47,370	19,087

The following table presents the revenue from contracts with customers disaggregrated by major products:

Major products
kEUR	2021	2020	2019
Charging	23,721	40,514	14,163
Commercial and industrial	6,334	5,472	2,964
Service	2,235	1,231	1,542
Residential	479	153	418
Other	267	-	-
Total	33,035	47,370	19,087

Charging revenues of kEUR 21,118 (2020: kEUR 40,477; 2019: kEUR 1,671) were recognized point in time while charging revenues of kEUR 2,603 (2020: kEUR 37; 2019: kEUR 12.492) were recognized over time.

The following table provides information on contract assets and contract liabilities from contracts with customers:

kEUR	Dec. 31, 2021	Dec. 31, 2020
Receivables, which are included in ‘Trade and other receivables’	7,424	926
Contract assets	973	1,627
Contract liabilities	6,340	8,142

The contract assets primarily relate to ADSE’s rights to consideration for development activities completed but not billed at the reporting date. Revenues for these development activities are realized over time. Because there are cases where there has not been an advanced consideration by the customer or the already recognized revenue in the period exceeds the advanced consideration by the customer ADSE recognizes a contract asset. The contract assets are transferred to receivables when the rights become unconditional. This usually occurs when ADSE delivers the product ordered.

Contract liabilities mainly relate to the advanced consideration received from customers in advance to the delivery of the product and may include separate performance obligations for extended warranties. ADSE develops and produces specific solutions for its customer which causes the orders to have a certain delivery time. Contract liabilities will be recognized as revenue when the contract ends at the latest, which is generally expected to occur no longer than one year. However, the contract balance may change between contract asset and contract liability depending on whether ADSE or the customer is behind with performance.

The increase in cash received excluding amounts recognized at the beginning of the period and revenue recognized that was included in the contract liability balance at the beginning of the period amount to:

Revenue	Dec. 31, 2021		Dec. 31, 2020
kEUR	Contract assets	Contract liabilities	Contract assets	Contract liabilities
Contract liabilities		6,340		8,142
Revenue recognized that was included in the contract liability balance at the beginning of the period	-	2,616	-	27,958
Increases due to cash received, excluding amounts recognized at the beginning of the period	-	224	-	1,690

There are no incremental costs to obtain or fulfil a contract with a customer, which would have to be recognized as an asset. Furthermore, contracts with customers do not contain a significant financing component.

In the financial year 2021 revenue from contracts with customers in an amount of kEUR 2,721 (2020: kEUR 3,325, 2019: kEUR 0) is recognized at a point in time under bill-and-hold arrangements.

Performance obligations and revenue recognition policies

Revenue is measured based on the consideration specified in the contract with a customer. ADSE generally recognizes revenue when it transfers control over a good to a customer.

The following table provides information about the nature and timing of the satisfaction of performance obligations in contracts with customers, including significant payment terms, and the related revenue recognition policies:

Type of product	Nature and timing of satisfaction of performance obligation, including signifcant payment terms	Revenue recognition under IFRS 15
Charging	The production of charging products may also include the customer-specific development of the goods for the customer. Because there is a high dependency between the development and the production performance these are seen as one single performance obligation according to IFRS 15.

Invoices are issued according to contractual terms and are usually payable within 30 days.
Revenue (and associated costs) for the sale of charging products is typically recognized at a point in time. Some contracts are also recognized over time (e.g., customer-specific products with no alternative use).

For those contracts recognized over time, progress of completion is based on either delivery of goods to the customer’s premises or on the input-based cost-to-cost method.

Advances received are included in contract liabilities.

Commercial and industrial	Customers obtain control of the product when the goods are delivered to the customer’s premises. Invoices are generated and revenue is recognized at that point in time.

Invoices are usually payable within 30 days.
Revenue is typically recognized when the product has been delivered to the customer’s premises at a point in time. Some contracts are also recognized over time (e.g., customer-specific products with no alternative use). For those contracts recognized over time, progress of completion is based on either delivery of goods to the customer’s premises or on the input-based cost-to-cost method.

Advances received are included in contract liabilities.

Residential	Customers obtain control of the small storage solution products when the goods are delivered to the customer’s premises. Invoices are generated and revenue is recognized at that point in time.

Invoices are usually payable within 30 days.
Revenue is recognized when the product has been delivered to the customer’s premises at a point in time.

Service and others	Service and other include service obligations such as repair and maintenance and replacement parts. Invoices for these services are usually payable within 30 days.

Invoices for replacement parts are issued at the point in time of the delivery of the good and usually payable within 30 days. The invoices for software solutions are issued when the license is ordered by the customer and are usually payable within 30 days.
Revenue for software solutions are recognized at a point in time ADSE gives its customer a right-of-use according to IFRS 15.B56.

One-time revenues from replacement parts are also recognized at the point in time of the provided service.

Revenue for repair and maintenance are recognized as the services are provided. The stage of completion for determining the amount of revenue to recognize is assessed based on the work performed.

4.1.2	Functional costs

Cost of goods sold

Cost of goods sold include the following:

kEUR	2021	2020	2019
Cost of materials	26,433	38,100	19,138
Personnel expenses	3,097	2,819	1,632
Depreciation and amortization	3,103	1,515	470
Other expenses	2,677	3,114	979
Total	35,310	45,548	22,219

The decrease in cost of goods sold is the result of sales decline. The increase in personnel expenses is based on an increase of employees within the financial year. The increase in the depreciation and amortization within the costs of goods sold is the result of the capitalization and amortization of internally generated assets and of the right-of-use assets.

Selling, general and administrative expenses

Selling, general and administrative expenses include the following:

kEUR	2021	2020	2019
Legal and consulting fees	4,450	767	316
Personnel expenses	3,911	2,927	2,341
Administration fee	2,963	2,474	2,143
Marketing costs	476	133	298
Depreciation and amortization	227	44	32
Other expenses	1,294	1,225	794
Total	13,321	7,570	5,924

Research and development expenses

Research and not capitalized development expenses amounting to kEUR 2,012 (2020: kEUR 749, 2019: kEUR 473). They comprise wages and salaries and material expenses.

ADSE has capitalized development cost in total of kEUR 3,904 (2020: kEUR 5,470, 2019: 4,744). Amortization of development cost amounts to kEUR 2,249 (2020: kEUR 647, 2019: kEUR 0).

4.1.3	Other operating income

Other operating income includes the following:

kEUR	2021	2020	2019
Income from subsequent payments	75	44	381
Income from utilization of provisions	-	58	328
Income from reversal of provisions	1,517	233	-
Cost refunds	174	119	93
Income from compensation	2,537	61	85
Income from reduction of credit loss	-	17	129
Income from sale of assets	-	-	8
Other	233	7	0
Sales to employees	-	1	3
Total	4,538	541	1,026

Cost refunds are related to government grants received. ADSE has received ten government grants as of the reporting date. As of the reporting date such received government grants amount to kEUR 4,381 (December 31, 2020: kEUR 4,282, December 31, 2019: kEUR 4,176). As of the reporting date, a total of kEUR 96 (December 31, 2020: kEUR 13, December 31, 2019: kEUR 6) of the grants had not yet been paid to ADSE. This amount is recognized as a receivable at the reporting date. All the grants received were awarded to cover only research expenses. The research projects to which the grants relate essentially comprise research in the fields of electromobility, batteries and energy storage systems, emission-free systems and energy supply of the future.

4.1.4	Other operating expense

Other operating expense includes the following:

kEUR	2021	2020	2019
Warranties	5,253	1,976	-
Expenses from disposal of assets	36	70	156
Expenses due to subsequent events	5	27	-
Other expenses	66	46	124
Compensation	42	105	830
Total	5,402	2,224	1,110

4.1.5	Finance result

The finance income and finance costs recognized in profit or loss are as follows:

kEUR	2021	2020	2019
Other interest income	47	-	1
Finance income	47	-	1
Interest expense from bank loans	296	1,621	584
Foreign exchange losses	264	-	-
Interest expense from related party loans	1,995	261	114
Interest expense from leasing	89	78	53
Interest from provisions	177	37	16
Other interest expense	13	137	119
Finance expenses	2,835	2,135	885
Net finance costs	2,787	2,135	884

4.1.6	Share listing expense

As described in note 1.3, the merger between EUSG II (successor of EUSG) and the Company resulted in recognition of the share listing expense. Share listing expense includes the IFRS 2 listing expenses and other transaction related costs.

The IFRS 2 share listing expense represents a non-cash expense in accordance with IFRS 2. Any excess of the fair value of the Company’s ordinary shares issued to EUSG shareholders over the fair value of EUSG’s identifiable net assets acquired represents compensation for services (share listing expense) and is expensed as incurred. The IFRS 2 share listing expense is calculated using the following parameters:

●	The fair value per the Company’s share is set at USD 9.77 which equals the share price of EUSG as of December 22, 2021. On that date each remaining EUSG ordinary share after redemptions was cancelled in exchange for an ordinary share of the Company. Therefore, given the 1:1 share exchange ratio, it is assumed that the fair value of one share of the Company equals the fair value of an EUSG share.

●	Net assets of EUSG were calculated as of December 22, 2021 i.e. including net cash proceeds from EUSG IPO after redemptions.

●	Share listing expense is calculated in USD given that EUSG functional currency is USD and EUSG share price is in USD. The resulting share listing expense is converted to EUR using the spot rate as of December 22, 2021.

Applying the aforementioned parameters, the share listing expense is calculated as follows:

kEUR
Fair value of 8,524,565 ordinary shares (including 3,593,750 founder shares) at €8.64 per share	73,697
Fair value of 4,375,000 private warrants at €1.17 per warrant	5,110
Fair value of 7,187,500 public warrants at €1.05 per warrant	7,568
Net Liability of EUSG at business combination	423
Total value of consideration	86,799
Proceeds received post business combination EUSG assets (cash)	-43,107
Listing expenses total (cash)	22,105
Total share listing expense	65,796

Other transaction-related costs include fees paid to consultants, banks, auditors and other necessary expenses incurred in relation with obtaining the listing on the NASDAQ.

4.1.7	Income taxes

The tax benefit / (expenses) include current and deferred taxes. Current taxes and deferred taxes are reported in profit or loss, except for the extent to which they are reported directly in equity or in the other operating income.

kEUR	2021	2020	2019
Current year	-	-	-
Changes in estimates related to prior years	-	-	-
Current tax expense	-	-	-
Origination and reversal of temporary differences	-1,033	112	-3,655
Recognition of previously unrecognised (derecognition of previously recognised) tax losses	620	-67	2,165
Recognition of previously unrecognised (derecognition of previously recognised) deductible temporary differences	-	-	-
Deferred tax expense	-413	45	-1,490
Total	-413	45	-1,490

Reconciliation of the effective tax rate

The entity’s tax rate of 29,48 % combines a corporate tax rate of 15%, a solidarity surcharge thereon of 5.5 % and a trade tax rate of 13,65%.

kEUR	2021	2020	2019
Profit before tax from continuing operations	-87,227	-10,325	-10,559
Tax using the Company’s domestic tax rate	25,710	3,043	3,112
Tax effect of:
Difference in tax rates	-10,516	-	-
No-deductible expenses	-582	-30	-14
Non-recognition of deferred taxes on losses	-7,319	-2,968	-4,585
Permanent differences	-7,736	-	-
Others	30	-	-3
Taxes on income	-413	45	-1,490

Unrecognized deferred tax assets

Deferred tax assets have not been recognized for tax loss carryforwards:

kEUR	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Tax loss carryforwards	55,352	32,936	22,865

All tax losses carried forward have no date of expiry.

Movement in deferred taxes

Deferred tax balances developed as follows:

kEUR	DTA	DTL	Dec. 31, 2021	DTA	DTL	Dec. 31, 2020
Intangible assets	-	4,536	-4,536	-	4,048	-4,048
Property, plant and equipment	-	586	-586	-	738	-738
Inventories	-	1,199	-1,199	-	1,408	-1,408
Contract assets	-	287	-287	-	480	-480
Trade and other receivables	-	72	-72	-	84	-84
Lease liabilities	609	-	609	757	-	757
Trade payables	-	303	-303	41	-	41
Contract liabilities	1,807	-	1,807	2,400	-	2,400
Other provisions	-	80	-80	-	55	-55
Tax loss carryforwards	2,788	-	2,788	2,168	-	2,168
Netting	-5,204	-5,204		-5,367	-5,367
Total	-	1,859	-1,859	-	1,446	-1,446

Deferred tax assets and liabilities are offset according to the requirements of IAS 12.74.

The movement of all deferred tax positions is recognized in the P&L as no deferred taxes exist which are related to transaction in equity or OCI.

4.1.8	Earnings per share

Basic earnings per share (EPS) is calculated by dividing the profit for the year attributable to ordinary equity holders of the ADSE Holdco by the weighted average number of ordinary shares outstanding during the reporting period, adjusted for the effect of the capital reorganization as discussed in Note 1.3 and applied retrospectively to all prior periods presented.

ADSE Holdco is a public limited company, which allots shares of the entity to its shareholders.

Earnings per share (basic) and earnings per share (diluted) are calculated based on the earnings attributable to ADSE Holdco shareholders. For the periods included in these financial statements ADSE was loss-making in all periods, therefore, anti-dilutive instruments are excluded in the calculation of diluted weighted average number of ordinary shares outstanding, including the outstanding resrtricted stock units. These restricted stock units could potentially dilute basic earnings per share in the future. Dilutive effects did not occur. See note 4.3 for details of outstanding restricted stock units.

The loss attributable to the shareholders of ADSE -TEC Energy PLC (basic and diluted) amount to kEUR 87,642 (2020: kEUR 10.280, 2019: kEUR 12,050). The weighted average number of interests in circulation (basic and diluted) amounts to 25,344 (2020: 32,039, 2019: 32,039).

Earnings per share	2021	2020	2019
Profit/loss for the period (attributable to shareholders of the parent) (kEUR)	-87,642	-10,280	-12,050
Weighted average number of ordinary shares outstanding (in k units)	25,344	32,039	32,039
Basic loss per share (€)	-3.46	-0.32	-0.38
Diluted loss per share (€)	-3.46	-0.32	-0.38

4.2	Statements of financial position

4.2.1	Intangible assets

The development of intangible assets is shown below:

kEUR	Internally generated assets	Software	Total
Cost
As of Jan. 01, 2020	10,426	143	10,569
Additions	5,470	104	5,574
Disposals	-	-10	-10
As of Dec. 31, 2020	15,896	237	16,133
Additions	3,904	105	4,009
As of Dec. 31, 2021	19,801	342	20,142

kEUR	Internally generated assets	Software	Total
Amortization
As of Jan. 01, 2020	-	-113	-113
Additions	-647	-36	-683
As of Dec. 31, 2020	-647	-150	-797
Additions	-2,250	-58	-2,308
As of Dec. 31, 2021	-2,897	-208	-3,105

kEUR	Internally generated assets	Software	Total
Carrying amounts
As of Jan. 01, 2020	10,426	30	10,456
As of Dec. 31, 2020	15,249	87	15,337
As of Dec. 31, 2021	16,904	134	17,038

The internally generated intangible assets primarily relate to the capitalized costs of ADSE’s development of pioneering technologies, for which ADSE intends to enable itself on the market as a provider of advanced system solutions in the fields of energy storage, battery technology and electromobility. The intangible assets are amortized according to their useful life and the amortization is presented in costs of goods sold.

Intangible assets that are material to ADSE’s consolidated financial statements include development activities relating to the development of ChargeBoxes (CBX) and a customer specific ChargeBox (DC-CBX). Both intangible assets were capitalized in the financial years 2019 and 2018 and have a remaining useful life of four years. As of the reporting date, the carrying amount of CBX amounts to kEUR 5,552 (December 31, 2020: kEUR 6,524) and of DC-CBX amount to kEUR 7,298 (December 31, 2020: 8,576).

4.2.2	Leases

ADSE leases two warehouse property and two real property in Germany, one forklift as well as 18 vehicles. The lease maturity runs from 5 months up to 10 years. ADSE does not have the option to purchase the assets at the end of the contract term.

Some property leases contain an extension option. If ADSE intends to use the option, this was already considered in the lease term of the lease agreement.

When measuring lease liabilities, ADSE discounted lease payments using its incremental borrowing of from 3,55% to 6,97%. For the calculation of the incremental borrowing rates, European triple A bonds were used as the basis and adjusted for a risk premium corresponding to the external borrowing rates (credit spread).

The development of right-of-use assets is shown in the following table:

kEUR	Property	Vehicles	Total
Right-of-use assets
Balance at Jan. 01, 2020	1,526	94	1,620
Depreciation charge for the year	343	65	408
Additions to right-of-use assets	1,163	128	1,291
Balance at Dec. 31, 2020	2,346	158	2,503
Depreciation charge for the year	501	93	595
Additions to right-of-use assets	-	79	79
Balance at Dec. 31, 2021	1,844	143	1,988

For leases with short-term contracts of up to one year and low-value assets, ADSE has elected not to recognize right-of-use-assets and lease liabilities. In all periods there were no material expenses for short-term leases and low-value assets.

There are no material expenses relating to variable lease payments in the measurement of lease liabilities.

ADSE did not enter into any sublease agreements.

In 2021 a total cash outflow for leases in the amount of kEUR 569 (2020: kEUR 454) was recognized.

The amounts recognized in profit or loss are shown in the following table:

kEUR	2021	2020	2019
Amounts recognized in profit or loss
Interest on lease liabilities	89	78	53
Expenses relating to short-term leases	2	10	-
Expenses relating to leases of low-value assets, excluding short-term leases of low value assets	7	-	-
Amounts recognized in the statement of cash flows
Total cash outflow of leases	569	454	227

4.2.3	Property, plant and equipment

The development of fixed assets is shown below:

kEUR	Property, plant and equipment	Construction in progress and advance payments	Total
Cost
As of Jan. 01, 2020	2,403	0	2,403
Additions	967	92	1,059
Disposals	-132	-	-132
Reclassification	-	-	-
As of Dec. 31, 2020	3,237	92	3,329
Additions	1,494	82	1,576
Disposals	-95	-	-95
Reclassification	92	-92	-
As of Dec. 31, 2021	4,728	81	4,810

kEUR	Property, plant and equipment	Construction in progress and advance payments	Total
Depreciation
As of Jan. 01, 2020	-822	0	-822
Depreciation	-550	-	-550
Disposals	62	-	62
As of Dec. 31, 2020	-1,310	0	-1,310
Depreciation	-582	-	-582
Disposals	40	-	40
As of Dec. 31, 2021	-1,852	0	-1,852

kEUR	Property, plant and equipment	Construction in progress and advance payments	Total
Carrying amounts
As of Jan. 01, 2020	1,581	-	1,581
As of Dec. 31, 2020	1,927	92	2,019
As of Dec. 31, 2021	3,334	-376	2,958

4.2.4	Other investments

Other investments can be broken as follows:

kEUR	Dec. 31, 2021	Dec. 31, 2020
Other investments	2,084	140
Total	2,084	140

Other investments (long term) in the amount of kEUR 2,084 in 2021 (December 31, 2020: kEUR 140) include a deposit for a rental building amounting to kEUR 102 (December 31, 2020: kEUR 102) and a cash deposit at the Swiss tax office amounting to kEUR 37 (December 31, 2020: kEUR 37).

The increase in the financial year 2021 is based on a non-current lending to a customer in the amount of kEUR 1,944.

4.2.5	Inventories

Inventories can be broken down to the following items as follows:

kEUR	Dec. 31, 2021	Dec. 31, 2020
Raw materials	12,125	17,297
Work in progress	4,302	4,475
Finished goods	361	3,896
Advance payments	656	-
Total	17,444	25,668

kEUR	Dec. 31, 2021	Dec. 31, 2020
Write-downs raw materials	-3,804	-3,472
Write-downs work in progress	-474	-532
Write-downs finished goods	-104	-59
Total	-4,382	-4,063

Write-downs of inventories reflect range deductions taken into account. Previous figures in the annual financial statement of ADSE GM as of December 31, 2020 solely reflected differences in valuation between IFRS and German GAAP. Therefore, figures in both tables above have been adjusted in order to present consistent and comparable figures as of December 31, 2021 and December 31, 2020.

4.2.6	Trade and other receivables and contract assets

Trade and other receivables can be broken down as follows:

kEUR	Dec. 31, 2021	Dec. 31, 2020
Trade receivables	7,424	926
Other receivables financial	141	28
Other receivables non-financial	2,825	1,098
Deferred expenses and accrued income	917	27
Total	11,308	2,079

As of the reporting date, non-financial other receivables mainly include advanced payments made (December 31, 2021: kEUR 656, December 31, 2020: kEUR 274) and a VAT claims (December 31, 2021: kEUR 2,751, December 31, 2020: kEUR 778).

4.2.7	Cash and cash equivalents

Cash and cash equivalents comprise cash (December 31, 2021: kEUR 1, December 31, 2020: kEUR 1) and cash at banks (December 31, 2021: kEUR 101,812, December 31, 2020: kEUR 17).

The Cash and cash equivalents presented in the statement of cash flows comprise all cash reported in the statements of financial position.

kEUR	Dec. 31, 2021	Dec. 31, 2020
Cash	1	1
Cash at banks	101,812	17
Total	101,813	18

4.2.8	Equity

The changes in the various components of equity from January 01, 2021 through December 31, 2021 are shown in ADSE’s statement of changes in equity.

As described in note 1.3, ADSE Holdco was founded on July 26, 2021. On December 22, 2021 EUSG merged with EUSG II and EUSG II merged with ADSE Holdco with ADSE Holdco being the surviving entity. The shareholders of EUSG II (formerly EUSG), who decided not to redeem their shares, received 4,870,815 shares in ADSE Holdco with a nominal value of USD 0.0001 resulting in share capital of EUR 431. To effectuate the merger of ADSE Holdco with ADSE GM additional 24,683,333 were issued to the equity holders of ADSE GM with a nominal value of USD 0.0001 resulting in an increase of share capital by EUR 2,184. As part of the PIPE investment additional 15.6 million shares with a nominal value of USD 0.0001 were issued resulting in an increase in share capital by EUR 1,380. As of December 31, 2021 following the merger and capital reorganization ADSE Holdco had 48,807,898 shares in issue.

Following the merger with ADSE GM, which is accounted for as a capital reorganization, the subscribed capital of ADSE GM amounting to EUR 32,039 was reclassified to capital reserves. As part of the capital reorganization, accumulated losses and public warrant liability of EUSG amounting to EUR 16.8 million were deducted from capital reserves. Furthermore, capital reserves include EUR 43.1 million additional paid-in capital for the remaining 4,870,815 EUSG shares after redemptions and the excess of fair value of issued shares over net assets assumed as part of the merger amounting to EUR 58.5 million. Capital reserves are reduced by transaction costs amounting to EUR 11.0 million and payments for acquisition of a shareholding of an existing ADSE GM shareholder amounting to EUR 20 million. Moreover, the difference between the cash received and the nominal value of 15.6 million shares issued to the PIPE investors amounting to EUR 138.0 million is recorded within capital reserves.

The opening balance of retained earnings contains retained earnings of the ADSE GM (accounting predecessor). The result for the period contains consolidated loss of ADSE.

Other Equity consists of currency translation reserves on translation of EUSG from its functional currency (USD) to the presentation currency of ADSE (EUR) upon the merger with ADSE Holdco and on the translation of ADSE US. Other equity as on 1st January 2019 consists of proceeds of a capital contribution, which was fully paid in as on 1st January 2019, but not legally effective as on 1st January 2019. This contribution includes a total of kEUR 6 of subscribed capital and kEUR 14.976 of capital reserves. The capital contribution was legally effective within financial year 2019.

The share capital amounts to kEUR 4 and is fully paid in.

Other reserves consist of accumulated earnings of the companies included in the financial statements and other equity.

kEUR	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share capital	4	32	32
Capital reserves	214,100	20,950	20,950
Other equity	-2	-	-
Retained earnings	-29,571	-19,291	-7,241
Profit/Loss	-87,640	-10,280	-12,050
Equity attributable to shareholders of ADSE	96,892	-8,589	1,691
Total	96,892	-8,589	1,691

4.2.9	Warrant liabilities

Warrant liabilities amounting to EUR 12.8 million relates to 7,187,500 public warrants, 4,375,000 private warrants and 100,000 lender warrants in issue as of December 31, 2021.

6,250,000 public warrants were issued as part of the EUSG units in the IPO to the public shareholders on January 26, 2021. Each EUSG unit contained one share and one-half warrant. Additional 937,500 warrants were issued as part of the over allotment to the underwriters.

4,375,000 private warrants were issued by EUSG to EUSG Sponsor and the underwriters. Lender warrants were issued in lieu of a repayment of a promissory note and are accounted for as private warrants.

Each warrant gives the holder the right to acquire one ordinary share in the Company at an exercise price of USD 11.50 per share, subject to adjustment. Both public and private warrants may be exercised until December 22, 2026.

Until expiration, and if the Company’s share price equals or exceeds USD 18.00 for any 20 trading days within a 30 trading day period, the Company may elect to redeem public warrants at a price of USD 0.01 per warrant. Private warrants are not redeemable by the Company, they may be exercised for cash or on a cashless basis at the holder’s option as long as they are held by the initial holders or their affiliates.

As described in the Note 1.3, on the merger of EUSG with EUSG II and ultimately with ADSE Holdco, each EUSG public and private warrant was converted into one ADSE Holdco public and private placement warrant respectively under the same terms as EUSG warrants. Upon the merger it is assessed that the EUSG public and private warrants were assumed as a liability as part of the acquisition. Therefore, the Company’s warrants issued to replace EUSG warrants are accounted as a liability at fair value through profit and loss.

Public warrants are measured at fair value through profit or loss with reference to their quoted market price on NASDAQ (Level 1 Fair Value hierarchy under IFRS 13).

The market prices for private warrants are not observable as these are not actively traded. Their fair value is determined by applying Black-Scholes option pricing model with the following inputs corroborated with observable market data (Level 2 Fair Value hierarchy under IFRS 13):

Input		Reference
Spot price	USD 9.13	1
Strike price	USD 11.50	2
Expected term (years)	4.98	3
Risk free rate	1.26%	4
Dividend yield	0.00%	5
Annual volatility	23.40%	6

1.	Equal to the observed price of the common shares as of December 31, 2021,
2.	Warrant strike price,
3.	Calculated as the time period between December 31, 2021 and the warrants expiration date (December 22, 2026),
4.	Interpolated 4.98-year constant maturity US treasury rates,
5.	Assumed dividend yield of 0%,
6.	Implied volatility observed through the public warrants traded price as of December 31, 2021.

4.2.10	Trade and other payables

kEUR	Dec. 31, 2021	Dec. 31, 2020
Trade payables	6,643	8,763
Trade payables due to related parties	2,980	9,513
Accrued expenses	1,194	847
Other payables financial	476	17,876
Other payables non-financial	2,865	913
Total	14,158	37,912

Trade payables mainly consist of trade accounts payable and accruals for outstanding invoices.

Trade payables due to related parties among others consist of a liability to ads-tec Administration GmbH in the amount of kEUR 838 (December 31, 2020: kEUR 846) and a liability to ads-tec Dresden GmbH in the amount of kEUR 1,199 (December 31, 2020: kEUR 450).

The amount of kEUR 17,876 as of December 31, 2020 included two shareholder loans which were repaid in the financial year 2021.

For information about ADSE’s exposure to liquidity risks please refer to note 4.5.2.2.

4.2.11	Provisions

The development of provisions is shown below:

kEUR	Warranties	Onerous contracts	Archiving costs	Miscellaneous provisions	Total
As of Jan. 01, 2021	3,143	20	14	331	3,508
Added	7,717	-	4	633	8,354
Utilized	705	9	3	36	752
Reversal	1,490	0	-		1,490
As of Dec. 31, 2021	8,664	11	16	929	9,620

Date of maturity
Current	1,673	10.5	16	482	2,182
Non-current	6,991	-	-	447	7,438
Total	8,664	11	16	929	9,620

kEUR	Warranties	Onerous contracts	Archiving costs	Miscellaneous provisions	Total
As of Jan. 01, 2020	245	35	15	131	426
Added	3,183	20	2	257	3,462
Utilized	285	35	3	-	322
Reversal	-	0	-	57	57
As of Dec. 31, 2020	3,143	20	14	331	3,508

Date of maturity
Current	1,930	19,5	14	-	1,964
Non-current	1,213	-	-	331	1,544
Total	3,143	20	14	331	3,508

There are no pension commitments or similar obligations.

ADSE provides warranties for general repairs of defects that existed at the time of sale, as required by law. Provisions related to these assurance-type warranties are recognized when the product is sold, or the service is provided to the customer. Initial recognition is based on historical experience. The estimate of warranty-related costs is revised annually. In general warranty provisions are covering the expected warranties from the customers.

If ADSE has a contract that is onerous, the present obligation under the contract is recognized and measured as a provision. However, before a separate provision for an onerous contract is established, ADSE recognizes any impairment loss that has occurred on assets dedicated to that contract.

Due to the persistent environment of low interest rates, no effect from unwinding of the discount on non-current provisions was recognized.

4.2.12	Loans and borrowings

As of the reporting date, loans and borrowings include a secured bank loan with varying use amounting to kEUR 7,522 (December 31, 2020: 354) which is secured over the security assignment of trade receivables and inventories with its total amount of kEUR 7,522. The interest rate is 5.96%. The interest rate can change according to the 3-Month-EURIBOR plus a temporary markup of 4.5 percentage points. The markup on the 3-Month-EURIBOR applies until December 31, 2021 and can then be renegotiated. Corresponding to the earliest scheduled possibility of repayment (December 31, 2023) the loan is classified as repayable between one and five years.

During the reporting year, loans given to ADSE GM in prior year by its equity holders Bosch and ADSH amounting to EUR 25.3 million were assumed by the Company. During 2021, ADSE GM obtained additional EUR 17.9 million loans from Bosch and ADSH. As part of the merger, all aforementioned loans were assumed by ADSE Holdco and were converted into equity investment in ADSE GM. As of December 31, 2021, ADSE repaid all outstanding loans to shareholders.

4.2.13	Financial instruments

The following table provides the carrying amounts and fair values of all financial assets and financial liabilities, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and liabilities not measured at fair value if the carrying amount is a reasonable approximation of the fair value. Further, the fair value disclosure of lease liabilities is also not required.

kEUR		Fair Value Hierarchy	Book value Dec. 31, 2021	Fair Value Dec. 31, 2021	Book value Dec. 31, 2020	Fair Value Dec. 31, 2020
Assets
Cash and cash equivalents	At amortized cost	3	101,813	101,813	18	18
Trade receivables (short term)	At amortized cost	3	7,424	7,424	926	926
Other investments	At amortized cost	3	2,084	2,084	-	-
Other financial receivables (short term)	At amortized cost	3	141	141	25	25
Other financial receivables (long term)	At amortized cost	3	4	4	4	4
Total			111,466	111,466	973	973

Liabilites
Warrant liabilities	Fair value through P&L	2	12,767	12,767	-	-
Loans and borrowings (short term)	At amortized cost	3	7,522	7,522	354	354
Trade payables (short term)	At amortized cost	3	6,265	6,265	8,763	8,763
Trade payables due to related parties (short term)	At amortized cost	3	2,980	2,980	1,804	1,804
Lease liabilities (long term)	At amortized cost	3	1,537		2,004
Lease liabilities (short term)	At amortized cost	3	528		551
Other payables financial (long term)	At amortized cost	3	-	-	17,637	17,637
Trade payables due to related parties (long term)	At amortized cost	3	-	-	7,709	7,709
Other payables financial (short term)	At amortized cost	3	476	476	239	239
Total			32,076	30,010	39,061	36,506

Changes in fair value of warrants as well as interest expense on loans and borrowings and leases are included in financial result in the statement of profit or loss.

If reclassifications to other levels of the measurement hierarchy are necessary, they are made at the end of the fiscal year in which the event that necessitates the reclassification occurs. There were no reclassifications for all periods.

Net gains arising from receipts on trade receivables derecognized in prior years are virtually equal to losses on derecognition of trade receivables in current year.

4.2.14	Contingent liabilities and contingent assets

Contingent liabilities are possible obligations that arise from past events and whose existence will be confirmed only by the occurrence of one or more uncertain future events that are outside the control of ADSE. Furthermore, present obligations are contingent liabilities if it is not probable that an outflow of resources will be required to settle the obligation and/or the amount of the obligation cannot be estimated with sufficient reliability.

Contingent assets are possible assets that arise from past events and whose existence will be confirmed only by the occurrence or non- occurrence of one or more uncertain future events that are outside the control of ADSE.

As of the balance sheet date no contingent liabilities and no contingent assets exist.

4.3	Share-based payments

In 2021 an Incentive Plan was implemented which allows ADSE to grant restricted stock units (RSUs) for members of the management and members of the board of directors. The participants shall receive a number of shares of common Stock that correspond to the number of RSUs that have become vested on the applicable vesting date.

The RSUs granted for the initial SPAC grant promised have a vesting period of four years while the RSUs granted under the director’s compensation have a vesting period of one year. In case of a bad leaver all claims to the RSUs become void.

The grant of RSUs is a share-based payment according to IFRS 2, because the participants will become entitled to a future remuneration, which is based on real equity instruments. ADSE has no choice to settle the transaction in cash and must settle with equity instruments. Therefore, the grant of RSUs is classified as equity-settled share-based payment according to IFRS 2.

The valuation of the RSUs is based on the share price of ADSE Holdco minus the nominal value of the share. No option pricing model was applied.

In 2021, the grants under share-based payment plans developed as follows:

Program	RSUs
Number of awards	187,500
Maximum term (years)	4
Awards outstanding at the beginning of the reporting period (January 01, 2021)	0
Awards granted in the reporting period	187,500
Awards forfeited in the reporting period	0
Awards exercised in the reporting period	0
Awards expired in the reporting period	0
Awards outstanding at the end of the reporting period (December 31, 2021)	187,500
Awards exercisable at the end of the reporting period 2021 (December 31, 2021)	0

The RSUs have no exercise price. The remaining contractual lifetime of the RSUs is 3.98 years.

When determining the expense recognition as of December 31, 2021, an average expected fluctuation of 0% p.a. was applied based on management estimates. The expected fluctuation for the remaining part of the respective vesting period will be adjusted on future reporting dates based on current information.

As of December 31, 2021, ADSE has recognized an increase in equity in the balance sheet of kEUR 10 (2020: kEUR 0) for share-based payments. The expense for the period January 01 to December 31, 2021 amounts to kEUR 10 (2020: kEUR 0, 2019: kEUR 0).

4.4	Statements of cash flows

ADSE has elected to present cash flows from operating activities using the indirect method and has used the Profit for the period as the starting point for presenting operating cash flows.

ADSE has classified cash payments for lease payments as financing activities.

The Cash and cash equivalents presented in the statement of cash flows comprise all cash reported in the statements of financial position.

ADSE has elected to classify cash flows from interest paid as financing activities, cash flows from interest received and dividends received as investing activities, and cash flows from dividends paid as financing activities. However, neither interests nor dividend has been paid or received in the reporting period.

The change in trade and other payable not attributable to investing or financing activities does not include change in the total amount of shareholder loans and corresponding accrued interest expenses from the shareholder loans, as those changes are presented in the separate line items proceeds from borrowings and shareholder contribution and loans and finance expense.

4.5	Capital and financial risk management

4.5.1	Capital management

Through the business combination between the Company and EUSG (refer to note 1.3), ADSE obtained cash proceeds from the EUSG IPO and subsequent PIPE investment. Thereby, ADSE’s capital structure significantly changed with equity becoming the primary source of financing. Consequently, equity, and in particular, capital reserves, which contain share premium from IPO and PIPE investment, are managed as capital.

ADSE’s policy is to maintain a stable liquidity position to enable ADSE growth of market presence and investments into new technologies. Currently ADSE generates negative cash flows both from operating and investing activities. The Management therefore closely monitors ADSE’s liquidity reserves as well as the expected cash flows from its operating activities.

A capital structure that optimizes capital costs of equity and debt is being targeted, thus ADSE pursues to lower its debt and monitors the liquidity ratio regularly.

4.5.2	Financial risk management

ADSE has exposure to the following risks arising from financial instruments:

●	Credit risk,

●	Liquidity risk,

●	Market risk

ADSE’s managing directors have overall responsibility for the establishment and oversight of ADSE’s risk management framework. The managing directors are also responsible for developing and monitoring its risk management policies.

ADSE’s risk management policies are established to identify and analyze the risks faced by ADSE, to set appropriate risk limits and controls and to monitor risks and adherence to limits. ADSE aims to maintain a disciplined and constructive control environment in which all employees understand their roles and obligations.

ADSE’s main financial liabilities include trade payables, lease liabilities as well as a bank credit facility. The primary purpose of these financial liabilities is to finance ADSE’s operations and provide guarantees to support its operations. ADSE is mainly exposed to liquidity risk as well as credit risk. The market risk, including mainly interest rate risk is assessed as negligible due to the fact that ADSE has sufficient cash reserves on hand and does not have long term loans with variable interest rates. Furthermore, almost all of the business activities are concluded in the reporting currency Euro.

4.5.2.1	Credit risk

Credit risk is the risk of financial loss to ADSE if a customer or counterparty to a financial instrument fails to meet its contractual obligations and arises principally from ADSE’s receivables from customers and contract assets.

The carrying amounts of financial assets and contract assets represent ADSE’s maximum credit exposure. ADSE monitors its credit risk regularly.

Impairment losses on financial assets recognized in profit or loss amounted to kEUR 171 in the financial year 2021 (2020: kEUR 9, 2019: kEUR 63).

Trade receivables and contract assets

ADSE’s exposure to credit risk is influenced mainly by the individual characteristics of each customer. However, management also considers the factors that may influence the credit risk of its customer base, including the default risk associated with the industry and country in which customers operate.

For trade receivables and contract assets, ADSE applies the “simplified approach” and measures and accounts the loss allowance for its trade receivables at an amount equal to the lifetime expected credit losses. As there is a heterogeneous portfolio of customers separate probabilities of default rated are determined for each significant customer. The determination of probability of default is done by an external service provider that acts as an independent credit rating agency.

A write-off of the trade receivables and contract assets of individual customers within the simplified approach is applied if one or more events take place that have an influence on the customer’s credit rating. These events include payment delays, pending insolvency or concessions by the debtor due to payment difficulties. Trade receivables and contract assets are written off when there is no reasonable expectation of recovery.

kEUR	Dec. 31, 2021	Dec. 31, 2020
Trade receivables and contract assets arising from contracts with customers	8,560	3,118
thereof trade receivables	7,586	1,491
thereof contract assets	974	1,627
Impairment loss on trade receivables and contract assets arising from contracts with customers	-163	-91
Total	8,397	3,026

kEUR	Weighted- average loss rate	Gross carrying amount	Loss allowance	Credit- impaired
Dec. 31, 2021
Current (not past due)	0.00%	8,902	-	-
1-30 days past due	0.00%	1,800	-	-
31-60 days past due	0.00%	51	-	-
61-90 days past due	0.00%	-	-	-
More than 90 days past due	51.79%	112	-58	-
Total		10,865	-58	-

kEUR	Weighted- average loss rate	Gross carrying amount	Loss allowance	Credit- impaired
Dec. 31, 2020
Current (not past due)	0.03%	1,717	-1	-
1-30 days past due	0.12%	1,124	-1	-
31-60 days past due	0.25%	62	-	-
61-90 days past due	0.40%	13	-	-
More than 90 days past due	44.03%	201	-88	-
Total		3,118	-90	-

The anomaly in the weighted-average loss rate relates to individual receivables only.

Other financial assets

ADSE considers the probability of default at the date of initial recognition of assets and the existence of a significant increase in the risk of default during all reporting periods. To assess whether the risk of default has increased significantly, ADSE compares the risk of default on the asset at the reporting date with the risk of default at the initial recognition. Available, appropriate, and reliable forward-looking information is considered. Indicators such as internal and external credit ratings as well as actual and expected significant changes in the debtor’s earnings situation are taken into account.

Cash and cash equivalents

Cash and cash equivalents are mainly cash at banks. ADSE regularly monitors the corresponding bank’s credit ratings. Due to the short investment period and the good credit rating of the banks ADSE considers that its cash and cash equivalents have low credit risk. Consequently, no impairment was recognized on cash and cash equivalents.

4.5.2.2	Liquidity risk

Liquidity risk is the risk that ADSE will encounter difficulty in meeting the obligations associated with its financial liabilities that are settled by delivering cash or another financial asset.

ADSE aims to maintain the level of its cash and cash equivalents at an amount more than expected cash outflows on financial liabilities.

Exposure to liquidity risk

ADSE’s policy is to maintain sufficient cash and cash equivalents at all times to meet current and future obligations as they fall due. ADSE manages its liquidity by maintaining sufficient liquid assets.

Adverse developments in the capital markets could increase ADSE’s financing costs and limit its financial flexibility.

The following table shows the remaining contractual maturities of ADSE’s financial liabilities at the reporting date. The amounts are gross and undiscounted and include contractual interest payments:

kEUR	Carrying amount	Less than 1 year	1-5 years	More than 5 years
Balance as of Dec. 31, 2021
Secured bank loans	7,522	-	7,522	-
Lease liabilities	2,269	599	1,346	324
Trade payables	6,643	6,643	-	-
Trade payables due to related parties	2,980	2,980	-	-
Other payables	4,535	4,391	-	144
Total	23,950	14,613	8,869	468

kEUR	Carrying amount	Less than 1 year	1-5 years	More than 5 years
Balance as of Dec. 31, 2020
Secured bank loans	354	-	354	-
Lease liabilities	2,556	-	551	2,004
Trade payables	8,763	8,763	-	-
Trade payables due to related parties	9,513	1,804	-	7,709
Other payables	19,636	1,888	-	17,748
Total	40,821	12,455	905	27,461

ADSE’s current financial position with high cash levels and low level of debt financing reduces the liquidity risks.

In addition to cash, ADSE has access to lines of credit and guarantees in total of max. kEUR 10.000 until April 30, 2022, and after that kEUR 5.000 until December 31, 2023.

The bank credit line is tied to compliance with financial covenants, which if breached, give right of termination without notice to the bank. Thus, ADSE is exposed to liquidity risks, if the financial covenants for the bank credit line are not met. During the financial year 2021 ADSE fulfilled all covenants. A future breach of the covenant may require ADSE to repay the bank credit line earlier than indicated in the above table. Due to sufficient cash reserves overall liquidity risk is very limited. For further information, refer to note 4.2.12.

4.5.2.3	Market and currency risk

Market risk

Market risk is the risk that changes in market prices – e.g. foreign exchange rates, interest rates and equity prices – will affect ADSE’s income or the value of its holdings of financial instruments. The financial instruments affected by market risk essentially comprise of financial liabilities. Market risk can be seen as a subordinated risk for ADSE.

Currency risk

Foreign exchange risk arises when individual Group entities enter into transactions denominated in a currency other than their functional currency.

ADSE is exposed to a minimal currency risk arising from transactions in foreign currencies since 94% of revenues in 2021 (2020: 99.18%, 2019: 97.01% ) are generated in EUR.

Currency risks arise, however, with respect to bank balances amounting to kEUR 101.729 (December 31, 2020: kEUR 4) which are denominated in USD and therefore exposed to currency risk.

Sensitivity of the foreign currency risk

The sensitivity analysis approximately quantifies the risk that can occur within the framework of set assumptions if certain parameters are changed to a defined extent. Exchange rate risks exist for US dollars (USD).

The following disclosures describe the sensitivity of an increase or decrease in the USD against the EUR from ADSE’s perspective. Currency risks within the meaning of IFRS 7 arise from financial instruments that are denominated in a currency other than the functional currency and are of a monetary nature. Translation differences from the translation of financial statements of foreign Group companies into ADSE currency are not taken into account. The sensitivity analysis was prepared for the main financial instrument (cash and cash equivalents) outstanding as at the balance sheet date of ADSE.

If the EUR had appreciated or depreciated by 10.0% against the USD as at December 31, 2021 and 2020 respectively, the consolidated profit would change in the manner shown below:

kEUR	Variance	Dec. 31, 2021	OCI	Variance	Dec. 31, 2020
Dec. 31, 2021
EUR/USD	+/-10,0%	-9,200/+41,800	-	+/-10,0%	-

Other market risks

ADSE is not significantly exposed to other market risks.